BALANCE SHEET ACCOUNT DETAILS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Depreciation expense	$ 3.2	$ 2.0